Other Current and Long-Term Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Current and Long-Term Liabilities

15. OTHER CURRENT AND LONG-TERM LIABILITIES

Other current liabilities consisted of the following (in thousands):

	As of December 31,
	2019	2018
Liabilities for tax other than income tax	$583	$589
Social securities liabilities	256	180
Income tax liabilities	—	43
Derivative contract liabilities	—	18
Other liabilities	390	179
Total other current liabilities	$1,229	$1,009

Long-term liabilities consisted of the following (in thousands):

	As of December 31,
	2019	2018
Long-term trade payable (see Note 27)	$2,700	$—
Derivative contract liabilities	80	106
Other long-term liabilities	375	185
Total other long-term liabilities	$3,155	$291